GENERAL (Details)	12 Months Ended
	Dec. 31, 2014	Jan. 20, 2015	Dec. 31, 2013 Vessels	Dec. 13, 2012	Apr. 30, 2011	Mar. 31, 2015
Ownership interests:
Minimum duration of long-term charter	5 years
Investments, ownership percentage	100.00%
Subsequent event
Ownership interests:
Number of shares		7,170,000
Vessels and equipment
Ownership interests:
Number of owned shipping vessels	13		7
Golar LNG Partners
Ownership interests:
Cost method investments, percentage of general partner interest	2.00%
Investments, ownership percentage				32.60%
Golar LNG Partners | Subsequent event
Ownership interests:
Cost method investments, percentage of general partner interest	2.00%
Golar LNG Partners
Ownership interests:
Percentage ownership in subsidiary			41.40%		65.40%
Investments, ownership percentage	41.40%
Golar LNG Partners | Subsequent event
Ownership interests:
Investments, ownership percentage						30.00%
Golar LNG Partners
Ownership interests:
Investments, ownership percentage	41.40%
Golar LNG Partners | Vessels and equipment
Ownership interests:
Number of operated shipping vessels	9		8
LNG carrier
Ownership interests:
Number of vessels contracted for construction	3
Number of newbuilds delivered	7
LNG carrier | Vessels and equipment
Ownership interests:
Number of owned shipping vessels	12
FSRU
Ownership interests:
Number of vessels contracted for construction	1
FSRU | Vessels and equipment
Ownership interests:
Number of owned shipping vessels	1
Maximum [Member] | Drydocking [Member]
Ownership interests:
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Drydocking [Member]
Ownership interests:
Property, Plant and Equipment, Useful Life	2 years
Scenario, Forecast [Member] | LNG carrier | Vessels and equipment
Ownership interests:
Number of vessels contracted for construction						3
Number of newbuilds delivered						3
Scenario, Forecast [Member] | FSRUs [Member] | Vessels and equipment
Ownership interests:
Number of vessels contracted for construction						1